Incorporated herein by reference is a supplement to the prospectus of MFS Growth Allocation Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 1, 2018 (SEC Accession No. 0000912938-18-000057).